DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative, Notional Amount	$ 22,586,161	$ 16,941,027
Average Maturity (years)	1 year 3 months 18 days
Fair Value	$ 215
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 2,425,106
Average Maturity (years)	3 years 7 months 6 days
Fair Value	$ (22,888)
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 2,425,106
Average Maturity (years)	3 years 7 months 6 days
Fair Value	$ 22,895
Foreign Exchange | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 8,368,518
Average Maturity (years)	7 months 6 days
Fair Value	$ 1,126
Foreign Exchange | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 8,318,982
Average Maturity (years)	7 months 6 days
Fair Value	$ (1,126)
Derivative [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 21,586,161
Average Maturity (years)	1 year 3 months 18 days
Fair Value	$ (493)
Interest Rate Floor | Fixed Income Interest Rate
Derivative [Line Items]
Derivative, Notional Amount	$ 1,000,000
Average Maturity (years)	1 year 9 months 18 days
Fair Value	$ 708
Commodity | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 24,180	$ 1,700
Average Maturity (years)	6 months
Fair Value	$ (85)
Commodity | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 24,269
Average Maturity (years)	6 months
Fair Value	$ (415)